Nature of Operations and Summary of Significant Accounting Policies (Policies)	21 Months Ended
Sep. 30, 2020
Nature of Operations and Summary of Significant Accounting Policies
Nature of operations:

Nature of operations:

Midwest Holding Inc. (“Midwest,” “the Company,” “we,” “our,” or “us”) was incorporated in Nebraska on October 31, 2003 for the primary purpose of operating a financial services company. The Company redomesticated from the State of Nebraska to the state of Delaware on August 27, 2020. The Company is in the life and annuity insurance business and operates through its wholly owned subsidiaries, American Life & Security Corp. (“American Life”), 1505 Capital LLC (“1505 Capital”). and through its sponsored captive reinsurance company, Seneca Reinsurance Company, LLC (“Seneca Re”)

American Life is a Nebraska-domiciled life insurance company, which is also commercially domiciled in Texas, that is currently licensed to sell, underwrite, and market life insurance and annuity products in 20 states and the District of Columbia. As discussed in Note 3, on June 28, 2018, the Company underwent a change in control as a result of the closing of a Loan, Convertible Preferred Stock and Convertible Senior Secured Note Purchase Agreement (the “Xenith Agreement”) with a then non-affiliated third party, Xenith Holdings LLC (“Xenith”). Xenith was a wholly controlled subsidiary of Vespoint LLC (“Vespoint”), which was also the manager of Xenith. Vespoint is owned and managed by investment funds controlled by Michael Minnich and A. Michael Salem. Pursuant to the Xenith Agreement, the Company issued Series C Preferred Stock and convertible senior secured notes to Xenith between June and December 2018. Of the funds received from Xenith, we contributed $20.5 million to American Life through capital contributions. At the closing of the Xenith Agreement, Messrs. Minnich and Salem were subsequently appointed as executive officers of American Life and later as our Executive Chairman and Chief Executive Officer, respectively, in 2019.

On April 2, 2019, we obtained a 51% ownership in 1505 Capital, a Delaware limited liability company, that was established in 2018 to provide financial and investment advisory and management services to clients and related investment activities. On June 15, 2020, we purchased the remaining 49% ownership in 1505 Capital for $500,000. 1505 Capital’s financial results have been consolidated with the Company’s since the date of its acquisition.

Effective March 12, 2020, Seneca Reinsurance Company, LLC (“Seneca Re”), a Vermont limited liability company, was formed by Midwest to operate as a sponsored captive insurance company for the purpose of insuring and reinsuring various types of risks of its participants through one or more protected cells and to conduct any other business or activity that is permitted for sponsored captive insurance companies under Vermont insurance regulations. On March 30, 2020, Seneca Re received its Certification of Authority to transact the business of a captive insurance company. On May 12, 2020, Midwest contributed $300,000 to Seneca Re for a 100% ownership interest. As of September 30, 2020, Seneca Re had established Protected Cell‑2020‑01 (“SRC1”) and Cell-2020-02 (“SRC2”). Midwest contributed $3,000,000 to capitalize SRC1 and Crestline Management, L.P. (“Crestline”), a Delaware limited partnership, contributed $40.0 million to capitalize to SRC2. Crestline owns approximately 16% of our voting common stock.

On April 24, 2020, Midwest entered into a Securities Purchase Agreement with Crestline Assurance Holdings LLC (“Crestline”), a Delaware limited liability company (“Crestline”) and Xenith, Vespoint LLC, a Delaware limited liability company (“Vespoint”), and Pursuant to the Agreement, Crestline purchased 444,444 shares of the Company’s voting common stock, par value $0.001 per share (“common stock”), at a purchase price of $22.50 per share for $10.0 million. Also, effective as of April 24, 2020, in a separate transaction, Midwest sold 231,655 shares of common stock to various investors at $22.50 per share for $5.227 million.

Under the Crestline agreement, the Company contributed $5.0 million to American Life and the remaining proceeds are to be used for general working capital and corporate purposes.

Also effective April 24, 2020, American life entered into a Master Letter Agreement with Seneca Re and Crestline regarding a flow of annuity reinsurance and related asset management, whereby Crestline agreed to provide reinsure funding for a quota share percentage of 25% of the liabilities of American Life arising from its multi-year guaranteed annuities ("MYGA") and a quota share percentage of 40% for American Life’s fixed indexed annuity (“FIA”) products. This agreement expires on April 24, 2023.

Management evaluates the Company as one reporting segment in the life insurance industry. The Company is primarily engaged in the underwriting and marketing of annuity products and life insurance through American Life and then reinsuring such products with third party reinsurers and, since April 24, 2020, with the Seneca Re entity. The Company’s historical product offerings consisted of a multi-benefit life insurance policy that combined cash value life insurance with a tax deferred annuity and a single premium term life product. These product offerings were underwritten, marketed, and managed as a group of similar products on an overall portfolio basis. American Life presently offers five products, two multi-year guaranteed annuities ("MYGAs”), a fixed indexed annuity (“FIA”), and two bonus plans associated with the FIA product.

Basis of presentation:

Basis of presentation:

These audited consolidated financial statements for the year ended December 31, 2019 have been prepared in conformity with Generally Accepted Accounting Principles (“GAAP”) in the United States of America. All intercompany accounts and transactions have been eliminated in consolidation and certain immaterial reclassifications have been made to the prior period results to conform to the current period’s presentation with no impact on results of operations or total stockholders’ equity.

The accompanying Consolidated Balance Sheets as of December 31, 2018 and 2019 (audited) and September 30, 2020 (unaudited), Consolidated Statements of Comprehensive Loss as of December 31, 2018 and 2019 (audited) and September 30, 2019 and 2020 (unaudited), Consolidated Statements of Stockholders’ Equity for the years ended December 31, 2019 and 2018 (audited) and for the nine months ended September 30, 2020 and 2019 (unaudited), Consolidated Statements of Cash Flows for the years ended December 31, 2018 and 2019 (audited) and for the nine months ended September 30, 2019 and 2020 (unaudited) have been prepared in accordance with GAAP for interim financial information and rules of the Securities and Exchange Commission (“SEC”), including Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, these statements include all normal recurring adjustments necessary for a fair presentation of the Company’s results. Operating results for the nine months ended September 30, 2020 and September 30, 2019, are not necessarily indicative of the results that may be expected for the full year ending December 31, 2020. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2019 and 2020 are also unaudited.

Investments

Investments

All fixed maturities owned by the Company are considered available-for-sale and are included in the consolidated financial statements at their fair value as of the financial statement date. Bond premiums and discounts are amortized using the scientific-yield method over the term of the bonds. Realized gains and losses on securities sold during the year are determined using the specific identification method. Unrealized holding gains and losses, net of applicable income taxes, are included in accumulated other comprehensive income.

Declines in the fair value of available-for-sale securities below their amortized cost are evaluated to assess whether any other-than-temporary impairment loss should be recorded. In determining if these losses are expected to be other-than-temporary, the Company considers severity of impairment, duration of impairment, forecasted recovery period, industry outlook, the financial condition of the issuer, issuer credit ratings, and the intent and ability of the Company to hold the investment until the recovery of the cost.

The recognition of other-than-temporary impairment losses on debt securities is dependent on the facts and circumstances related to the specific security. If the Company intends to sell a security or it is more likely than not that the Company would be required to sell a security prior to recovery of the amortized cost, the difference between amortized cost and fair value is recognized in the statement of comprehensive income as an other-than-temporary impairment. If the Company does not expect to recover the amortized basis, does not plan to sell the security and if it is not more likely than not that the Company would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. The Company recognizes the credit loss portion in the income statement and the noncredit loss portion in accumulated other comprehensive loss. The credit component of an other-than-temporary impairment is determined by comparing the net present value of projected cash flows with the amortized cost basis of the debt security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed income security at the date of acquisition. Cash flow estimates are driven by assumptions regarding probability of default, including changes in credit ratings, and estimates regarding timing and amount of recoveries associated with a default. The Company has analyzed the securities portfolio and determined that there was not an other-than-temporary impairment for the year ended December 31, 2019, December 31, 2018 or for the nine months ended September 30, 2020.

Investment income consists of interest, dividends, gains and losses from equity method investments, and real estate income, which are recognized on an accrual basis and amortization of premiums and discounts.

Certain available-for-sales investments are maintained as collateral under funds withheld and modified coinsurance agreements but the assets and total returns or losses on the asset portfolios belong to the third party reinsurers.  American Life has treaties with several third party reinsurers that have funds withheld and modified coinsurance provisions. In a modified coinsurance arrangement (“Modco”), the ceding entity retains the assets equal to the modified coinsurance reserves retained. In a funds withheld coinsurance agreement (“FW”), assets that would normally be paid over to a reinsurer are withheld by the ceding company to permit statutory credit for unauthorized reinsurance, to reduce the potential credit risk.  The unrealized gains/losses on those investments are passed through to the third party reinsurers as either a realized gain or loss on the consolidated statement of income.

Mortgage loans on real estate, held for investment

Mortgage loans on real estate, held for investment

Mortgage loans on real estate, held for investment are carried at unpaid principal balances. Interest income on mortgage loans on real estate, held for investment is recognized in net investment income at the contract interest rate when earned. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the mortgage agreement. Valuation allowances on mortgage loans are established based upon losses expected by management to be realized in connection with future dispositions or settlements of mortgage loans, including foreclosures. The Company establishes valuation allowances for estimated impairments on an individual loan basis as of the balance sheet date. Such valuation allowances are based on the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan’s original effective interest rate. These evaluations are revised as conditions change and new information becomes available. No such valuation allowance was established as of December 31, 2019 or September 30, 2020, respectively.

Investment escrow

Investment escrow

The Company held in escrow as of December 31, 2019, cash used to settle a mortgage loan that closed in January 2020. As of September 30, 2020, the Company did not hold any cash related to investments in escrow.

Other invested assets

Other invested assets

The Company purchases and sells equipment leases in its investment portfolio. As of September 30, 2020, the Company owned several leases. An impairment test, as of June 30, 2020, was completed on the only non-performing lease in the portfolio and it was determined that the underlying collateral value was substantially less than the remaining lease payments of $3.6 million. The Company established a valuation allowance on the asset of $776,973 and will continue to monitor the value the underlying collateral. The valuation allowance was recorded as a bad debt expense; however, this asset is owned by a third party reinsurer. Therefore, the valuation allowance was passed through as a receivable from the reinsurers, offsetting the valuation allowance. As of September 30, 2020, the Company determined the valuation allowance established was still adequate.

Within the third quarter 2019, the Company had invested in and sold two leases. As of December 31, 2019, the Company owned one lease investment and the valuation allowance was $0.

Derivative Instruments

Derivative Instruments

Derivatives are used to hedge the risks experienced in our ongoing operations, such as equity, interest rate and cash flow risks, or for other risk management purposes, which primarily involve managing liability risks associated with our indexed annuity products and reinsurance agreements. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or other underlying notional amounts. Derivative assets and liabilities are carried at fair value on the consolidated balance sheets.

To qualify for hedge accounting, at the inception of the hedging relationship, we would formally document our designation of the hedge as a cash flow or fair value hedge and our risk management objective and strategy for undertaking the hedging transaction. In this documentation, we would identify how the hedging instrument is expected to hedge the designated risks related to the hedged item, the method that would be used to retrospectively and prospectively assess the hedging instrument’s effectiveness and the method which would be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

In the late 2019, the Company began investing in options to hedge our interest rate risks on our FIA product. Options typically do not qualify for hedge accounting; therefore, we chose not to use hedge accounting for our options that we currently have. We value our derivatives at fair market value with the offset being recorded on our income statement as a realized gain or (loss).

Additionally, reinsurance agreements written on a funds withheld or modified coinsurance basis contain embedded derivatives on our fixed indexed annuity product. Gains or (losses) associated with the performance of assets maintained in the modified coinsurance deposit and funds withheld accounts are reflected as realized gains or (losses) in the income statement.

Preferred Stock

Preferred Stock

Preferred stock of a non-affiliated company was purchased for $500,000 during the third quarter of 2019. An impairment analysis of the preferred stock was performed as of June 30, 2020, due to a change in valuation of an invested asset held by the non-affiliated company. The investment asset had collateral supporting the investment that was less than the book value of the asset; therefore, the Company established a full valuation allowance of $500,000. This was recorded as a reduction of the asset on the balance sheet and a bad debt expense on the Consolidated Statements of Comprehensive Loss. The valuation allowance was $0 at December 31, 2019. As of September 30, 2020, the Company determined the valuation allowance established was still adequate.

Notes receivable

Notes receivable

The Company held in notes receivable as of September 30, 2020, a note of $5,516,302 between American Life and a third party that was rated by a nationally recognized statistical rating organization (“NRSRO”). This note is being carried at the fair market value.

Policy loans

Policy loans

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. No valuation allowance is established for these policy loans as the amount of the loan is fully secured by the death benefit of the policy and cash surrender value.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all liquid investments with original maturities of three months or less when purchased to be cash equivalents. At September 30, 2020, December 31, 2019 and 2018, the Company had no cash equivalents. At September 30, 2020 and December 31, 2019, the Company held approximately 605,506 and 1.8 million in Pound Sterling (“GBP”) in several of our custody accounts, respectively. The USD equivalent held was approximately $783,000 and $2.3 million, respectively. As of September 30, 2020, the Company realized losses of approximately $87,300 related to the change in the foreign currency exchange rate of the GBP that was recorded in realized (losses) gains on investments on the income statement. The Company had money market investments of approximately $26.2 million as of December 31, 2019.

Deferred acquisition costs

Deferred acquisition costs

Deferred acquisition costs (“DAC”) consist of incremental direct costs, net of amounts ceded to third party reinsurers, that result directly from and are essential to the contract acquisition transaction and would not have been incurred by the Company had the contract acquisition not occurred. These costs are capitalized, to the extent recoverable, and amortized over the life of the premiums produced. The Company evaluates the types of acquisition costs it capitalizes. The Company capitalizes agent compensation and benefits and other expenses that are directly related to the successful acquisition of contracts. The Company also capitalizes expenses directly related to activities performed by the Company, such as underwriting, policy issuance, and processing fees incurred in connection with successful contract acquisitions.

Recoverability of deferred acquisition costs is evaluated periodically by comparing the current estimate of the present value of expected pretax future profits to the unamortized asset balance. If this current estimate is less than the existing balance, the difference is charged to expense. The Company performs a recoverability analysis annually in the fourth quarter unless events occur which require an immediate review. The Company had reinsurance contracts with commission and administration allowances from each reinsurer that offset all the DAC costs incurred during 2019, as a result no recovery analysis was deem necessary as of December 31, 2019. The Company determined that no events occurred in the nine months ended September 30, 2020 that suggest a review should be undertaken.

Property and equipment

Property and equipment

Property and equipment are stated at cost net of accumulated depreciation. Annual depreciation is primarily computed using straight-line methods for financial reporting and straight-line and accelerated methods for tax purposes. Furniture and equipment is depreciated over 3 to 7 years and computer software and equipment is generally depreciated over 3 years. Depreciation expense totaled $34,926 and $28,972 for the nine months ended September 30, 2020 and 2019, respectively. Depreciation expense totaled $40,000 and $49,309 for the years ended December 31, 2019 and 2018, respectively. The accumulated depreciation net of disposals totaled $1,010,406,  $975,480 and $943,323 as of September 30, 2020, December 31, 2019 and December 31, 2018, respectively.

Maintenance and repairs are expensed as incurred. Replacements and improvements which extend the useful life of the asset are capitalized. The net book value of assets sold or retired are removed from the accounts, and any resulting gain or loss is reflected in earnings.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of an asset may not be recoverable and exceeds estimated future undiscounted cash flows of the asset. A recognized impairment loss reduces the carrying amount of the asset to its fair value. Management has determined that no such events occurred in the years ended December 31, 2019 and December 31, 2018 or the nine months ended September 30, 2020 that would indicate the carrying amounts may not be recoverable.

Reinsurance

Reinsurance

In the normal course of business, the Company seeks to limit any single exposure to losses on large risks by purchasing reinsurance. The amounts reported in the consolidated balance sheets as reinsurance recoverable include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities that have not yet been paid. Reinsurance recoverable on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverable. Management believes the recoverables are appropriately established. The Company generally strives to diversify its credit risks related to reinsurance ceded. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverable as appropriate. There were no such allowances as of December 31, 2019, December 31, 2018 or for the nine months ended September 30, 2020.

We expect to reinsure substantially all of our new insurance policies with a variety of reinsurers in exchange for upfront ceding commissions, expense reimbursements and administrative fees. Under these reinsurance agreements, we expect there will be a monthly or quarterly settlement of premiums, claims, surrenders, collateral, and other administration fees. We believe this will help preserve American Life’s capital while supporting its growth because American Life will have lower capital requirements when its business is reinsured due to lower overall financial exposure versus retaining the insurance policy business itself. See Note 10 below for further discussion of our reinsurance activities.

There are two main categories of reinsurance transactions: 1) “indemnity,” where we cede a portion of our risk but retain the legal responsibility to our policyholders should our reinsurers not meet their financial obligations; and 2) “assumption,” where we transfer the risk and legal responsibilities to the reinsurers. The reinsurers are required to acquire the appropriate regulatory and policyholder approvals to convert indemnity policies to assumption policies.

Our reinsurers may be domestic or foreign capital markets investors or traditional reinsurance companies seeking to assume U.S. insurance business. We plan to mitigate the credit risk relating to reinsurers generally by requiring other financial commitments from the reinsurers to secure the reinsured risks (such as posting substantial collateral). It should be noted that under indemnity reinsurance agreements American Life remains exposed to the credit risk of its reinsurers. If one or more reinsurers becomes insolvent or is otherwise unable or unwilling to pay claims under the terms of the applicable reinsurance agreement, American Life retains legal responsibility to pay policyholder claims, which, in such event would likely materially and adversely affect the capital and surplus of American Life.

As indicated above under “Nature of operations,” Midwest formed Seneca Re in early 2020. On April 15, 2020, Midwest entered into an operating agreement with Seneca Re and as of September 30, 2020, Seneca Re currently has Protected Cell 2020-01 (“SRC1”) which is consolidated in our financial statements and Cell 2020-02 (“SRC2”) which is not consolidated in our financial statements.

Some reinsurers are not and may not be “accredited” or qualified as reinsurers under Nebraska Law. In order to enter into reinsurance agreements with such reinsurers and to reduce potential credit risk, American Life holds a deposit or withholds funds from the reinsurer or require the reinsurer to maintain a trust that holds assets backing up the reinsurer’s obligation to pay claims on the business it assumes. The reinsurer may also appoint an investment manager for such funds, which is some cases may be our investment adviser subsidiary, 1505 Capital, to manage these assets pursuant to guidelines adopted by us that are consistent with state investment statutes and reinsurance regulations.

American Life currently has treaties with several third party reinsurers and one related party reinsurer. Of the third party reinsurers, only three have funds withheld or modified coinsurance provisions. In a modified coinsurance arrangement, the ceding entity retains the assets equal to the modified coinsurance reserves retained. In a funds withheld coinsurance agreement, assets that would normally be paid over to a reinsurer are withheld by the ceding company to permit statutory credit for unauthorized reinsurance, to reduce the potential credit risk. Under those provisions with third party reinsurers, the assets backing the treaties are maintained by American Life as investments but the assets and total returns or losses on the investments are owned by the reinsurers. Under GAAP, this arrangement is considered an embedded derivative as discussed in Note 7 below. As a result of recent market volatility, assets carried as investments on American Life’s financial statements for the third party reinsurers contained unrealized losses of approximately $4.4 million as of September 30, 2020. The terms of the contracts with the third party reinsurers provide that unrealized losses on the portfolios accrue to the third party reinsurers. Accordingly, the unrealized losses on the assets held by American Life were offset by a gain in the embedded derivative of $4.4 million. We account for this unrealized loss pass-through by recording equivalent realized gains on our income statement and in amount recoverable from our third party reinsurers on our balance sheet.

Benefit reserves

Benefit reserves

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time. Liabilities for future policy benefits of traditional life insurance have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality, and withdrawals. These estimates include provisions for experience less favorable than initially expected. Mortality assumptions are based on industry experience expressed as a percentage of standard mortality tables.

Policy claims	Policy claims Policy claims are based on reported claims plus estimated incurred but not reported claims developed from trends of historical data applied to current exposure.
Deposit-type contracts	Deposit-type contracts Deposit-type contracts consist of amounts on deposit associated with deferred annuities, premium deposit funds and supplemental contracts without life contingencies.
Notes payable

Notes payable

Notes payable consist of the convertible notes entered into due to the Xenith transaction and were recorded net of issuance costs. The notes were converted into our voting common stock on June 18, 2019.

Deferred gain on coinsurance transactions

Deferred gain on coinsurance transactions

American Life has entered into four reinsurance contracts where it has earned or is earning ceding commissions. These ceding commissions are recorded as a deferred liability and amortized over the life of the business ceded. American Life receives commission, administrative, and option allowances from reinsurance transactions that represent recovery of acquisition costs. These allowances first reduce the DAC associated with the reinsured blocks of business with the remainder being included in the deferred gain on coinsurance transactions that is also being amortized.

Income taxes

Income taxes

The Company is subject to income taxes in the U.S. federal and various state jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Company is no longer subject to U.S. federal, state, or local tax examinations by tax authorities for the years before 2015. The Company is not currently under examination for any open years. The provision for income taxes is based on income as reported in the financial statements. The income tax provision is calculated under the asset and liability method. Deferred tax assets are recorded based on the differences between the financial statement and tax basis of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are investments, insurance reserves, and deferred acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized. The Company has no uncertain tax positions that it believes are more-likely-than not that the benefit will not to be realized. When applicable, the Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense.

Revenue recognition and related expenses

Revenue recognition and related expenses

Amounts received as payment for annuities are recognized as deposits to policyholder account balances and included in future insurance policy benefits. Revenues from these contracts are comprised of fees earned for administrative and contract-holder services and cost of insurance, which are recognized over the period of the contracts, and included in revenue. Deposits are shown as a financing activity in the consolidated statements of cash flows.

Revenues on traditional life insurance products consist of direct and assumed premiums reported as earned when due.

Liabilities for future policy benefits are provided and acquisition costs are amortized by associating benefits and expenses with earned premiums to recognize related profits over the life of the contracts. Acquisition costs are amortized over the expected life of the annuity contracts.

Comprehensive loss

Comprehensive loss

Comprehensive income (loss) is comprised of net (loss) income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses from marketable securities classified as available for sale and unrealized gains and losses from foreign currency transactions, net of applicable taxes. American Life has treaties with four third party reinsurers that have funds withheld and modified coinsurance provisions. Under those provisions, the assets backing the treaties are maintained by American Life as collateral but are owned by the third party reinsurers, thus, the total return on the asset portfolio belongs to the third party reinsurers. Under GAAP this is considered an embedded derivative as discussed in Note 7 below. As a result of recent market volatility, the investments carried by American Life for the third party reinsurers contained unrealized losses of approximately $4.4 million as of September 30, 2020. The terms of the contracts with the third party reinsurers provided that unrealized losses on the portfolios accrue to the third party reinsurers. We account for this loss pass through by booking equivalent embedded derivative realized gains in our Consolidated Statements of Comprehensive Loss. Accordingly, for the first nine months of 2020, such gains were $4.4 million. The remaining investments retained by American Life had unrealized gains of approximately $2.1 million that included unrealized gains from assets held for SRC1.

Basic earnings per share in the first nine months ended, September 30, 2020 was $0.22 which included the aforementioned gain of $4.4 million. Basic loss per share in the first nine months ended September 30, 2020 without the aforementioned gain was ($1.98).

Common and preferred stock and earnings (loss) per share

Common and preferred stock and earnings (loss) per share

The par value per each Company share is $0.001 with 20,000,000 voting common shares authorized, 2,000,000 non-voting common shares authorized, and 2,000,000 preferred shares authorized. On June 18, 2019, Xenith exercised the right to convert its 1,500,000 Series C preferred stock and the $19,100,000 notes payable to voting common stock at the conversion rate of approximately $10.29 per common share. With the infusion of capital and the issuance of voting common stock in the Crestline transaction mentioned above under “Nature of operations,” the Company had 2,718,967 voting common shares issued and outstanding at September 30, 2020.

The Series C preferred shares were converted by Xenith to voting common shares on June 18, 2019 at a rate of approximately $10.29 per share for 145,709 voting common shares. The stated annual dividend rate on the Series C preferred shares was 8%. At the time of the conversion, Xenith forgave all previously accrued dividends from June 28, 2018 through the conversion date.

(Loss) gain per basic share attributable to the Company’s common stockholders was computed based on the weighted average number of shares outstanding during each period. The weighted average number of shares outstanding during the year ended 2019 and 2018 were 1,149,042 and 41,601, respectively, and for the nine months ended September 30, 2020 and 2019 were 2,435,115 and 847,893, respectively.

(Loss) gain diluted share attributable to the Company’s common stockholders was computed based on the average shares outstanding and options granted under our Long-Term Incentive Plan (“LTIP”), as if all were vested and exercised. The weighted average number of diluted shares outstanding during the year ended December 31, 2019 and 2018 were 1,150,936 and 41,601, respectively, and for the nine months ended September 30, 2020 and 2019 were 2,482,632 and 888,443 shares, respectively.

Reclassifications

Reclassifications

Certain reclassifications have been made on the Consolidated Balance Sheets and Statements of Comprehensive Loss for the year ended December 31, 2018. These reclassifications do not impact the overall Net loss or Net loss per common shares line items of the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2018.